CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	Ordinary Shares Class A Ordinary Shares CNY (¥) shares	Ordinary Shares Class B Ordinary Shares CNY (¥) shares	Treasury Shares CNY (¥) shares	Additional Paid-in Capital CNY (¥)	Accumulated Other Comprehensive Loss CNY (¥)	Statutory Reserves CNY (¥)	(Accumulated Deficit) Retained Earnings CNY (¥)	Noncontrolling Interests CNY (¥)	Class A Ordinary Shares shares	Class B Ordinary Shares shares	CNY (¥) shares	USD ($) shares
Balance at the beginning of period at Dec. 31, 2022	¥ 1,188	¥ 235	¥ (84)	¥ 53,869,322	¥ (194,110)	¥ 0	¥ (8,817,850)	¥ 327,606			¥ 45,186,307
Balance at the beginning of period (in shares) at Dec. 31, 2022 | shares	1,728,765,894	355,812,080
Balance at the beginning of period (in shares) at Dec. 31, 2022 | shares			(130,224,082)
CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY
Exercise of share options and vesting of RSUs	¥ 0	¥ 0	¥ 15	16,288	0	0	0	0			16,303
Exercise of share options and vesting of RSUs (in shares) | shares			23,166,744
Share-based compensation	0	0	¥ 0	2,378,689	0	0	0	0			2,378,689
Foreign currency translation adjustment, net of nil tax	0	0	0	0	(30,766)	0	0	0			(30,766)
Issuance of ordinary shares as treasury shares	¥ 21	0	¥ (21)	0	0	0	0	0
Issuance of ordinary shares as treasury shares (in shares) | shares	29,300,000		(29,300,000)
Share issuance upon the at-the-market equity offering program (the "ATM Offering")	¥ 6	0	¥ 0	1,215,558	0	0	0	0			1,215,564
Share issuance upon the at-the-market equity offering program (the "ATM Offering") (in shares) | shares	8,142,294
Appropriation to statutory reserves	¥ 0	0	0	0	0	444,585	(444,585)	0
Net income	0	0	0	0	0	0	11,704,133	104,992			11,809,125
Balance at the end of period at Dec. 31, 2023	¥ 1,215	¥ 235	¥ (90)	57,479,857	(224,876)	444,585	2,441,698	432,598			60,575,222
Balance at the end of period (in shares) at Dec. 31, 2023 | shares	1,766,208,188	355,812,080
Balance at the end of period (in shares) at Dec. 31, 2023 | shares			(136,357,338)
CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY
Exercise of share options and vesting of RSUs	¥ 0	¥ 0	¥ 16	15,861	0	0	0	0			15,877
Exercise of share options and vesting of RSUs (in shares) | shares			22,043,592
Share-based compensation	0	0	¥ 0	2,630,905	0	0	0	0			2,630,905
Foreign currency translation adjustment, net of nil tax	0	0	0	0	53,128	0	0	0			53,128
Appropriation to statutory reserves	0	0	0	0	0	313,887	(313,887)	0			0
Net income	0	0	0	0	0	0	8,032,350	12,900			8,045,250
Balance at the end of period at Dec. 31, 2024	¥ 1,215	¥ 235	¥ (74)	60,126,623	(171,748)	758,472	10,160,161	445,498			¥ 71,320,382
Balance at the end of period (in shares) at Dec. 31, 2024 | shares	1,766,208,188	355,812,080							1,766,208,188	355,812,080	2,007,706,522	2,007,706,522
Balance at the end of period (in shares) at Dec. 31, 2024 | shares			(114,313,746)
CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY
Exercise of share options and vesting of RSUs	¥ 0	¥ 0	¥ 15	15,596	0	0	0	0			¥ 15,611
Exercise of share options and vesting of RSUs (in shares) | shares			19,960,576								37,540,734	37,540,734
Share-based compensation	0	0	¥ 0	1,257,754	0	0	0	0			¥ 1,257,754
Foreign currency translation adjustment, net of nil tax	0	0	0	0	(653,432)	0	0	0			(653,432)
Capital injection by noncontrolling interests	0	0	0	0	0	0	0	60,000			60,000
Issuance of ordinary shares as treasury shares	¥ 14	0	¥ (14)	0	0	0	0	0			0
Issuance of ordinary shares as treasury shares (in shares) | shares	18,862,000		(18,862,000)
Appropriation to statutory reserves	¥ 0	0	¥ 0	0	0	108,242	(108,242)	0			0
Net income	0	0	0	0	0	0	1,124,438	14,990			1,139,428	$ 162,935
Balance at the end of period at Dec. 31, 2025	¥ 1,229	¥ 235	¥ (73)	¥ 61,399,973	¥ (825,180)	¥ 866,714	¥ 11,176,357	¥ 520,488			¥ 73,139,743	$ 10,458,845
Balance at the end of period (in shares) at Dec. 31, 2025 | shares	1,785,070,188	355,812,080							1,785,070,188	355,812,080	2,027,667,098	2,027,667,098
Balance at the end of period (in shares) at Dec. 31, 2025 | shares			(113,215,170)